Quarterly Financial Information (unaudited)	12 Months Ended
Feb. 02, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

Note 14: Quarterly Financial Information (unaudited)

	FISCAL YEAR ENDED FEBRUARY 2, 2014
	FIRST QUARTER 5/5/2013	SECOND QUARTER 8/4/2013	THIRD QUARTER 11/3/2013	FOURTH QUARTER 2/2/2014
Total revenues	$168,155	$153,723	$142,330	$171,371
Income (loss) before provision (benefit) for income taxes	10,554	(794)	(12,910)	6,380
Net income (loss)	7,550	(98)	(10,160)	4,877

	FISCAL YEAR ENDED FEBRUARY 3, 2013
	FIRST QUARTER 4/29/2012	SECOND QUARTER 7/29/2012	THIRD QUARTER 10/28/2012	FOURTH QUARTER 2/3/2013(1)
Total revenues	$163,474	$147,941	$131,066	$165,586
Income (loss) before provision (benefit) for income taxes	11,312	(3,258)	(14,180)	2,206
Net income (loss)	8,857	(1,603)	(3,894)	5,422

(1)	Our fiscal 2012 year consisted of 53 weeks. Each quarterly period has 13 weeks, except the fourth quarterly period ended February 3, 2013, which consists of 14 weeks. We have estimated the revenues during the 53rd week of fiscal 2012 to be $10,355.

During 2013, we opened five locations: Virginia Beach, Virginia, in the second quarter, Syracuse, New York and Albany, New York, in the third quarter, Cary, North Carolina and Livonia, Michigan in the fourth quarter. During 2012, we opened four locations: Oklahoma City, Oklahoma in the first quarter, Orland Park, Illinois in the third quarter, Dallas, Texas and Boise, Idaho both in the fourth quarter. Additionally, during the fourth quarter of fiscal 2012, we permanently closed one store in Dallas, Texas. Pre-opening costs incurred in fiscal 2013 were $872, $1,970, $2,333 and $1,865 in the first, second, third and fourth quarters, respectively. Pre-opening costs incurred in fiscal 2012 were $150, $559, $1,089 and $1,262 in the first, second, third and fourth quarters, respectively.